Components Of Accrued Expenses And Other Payables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Schedule of Accrued Liabilities [Line Items]
Purchase of equipment	$ 478,197		$ 404,557
Withholding individual income tax payable	47,652	[1]	46,262	[1]
Income tax payables	6,207		31,854
Accrued payroll and welfare	11,577		15,555
Other payable due to customers (Note 12)	89,491		206,217
Other accruals and payable	116,264		46,827
Accrued expenses and other payables	$ 749,388		$ 751,272

[1]	Withholding individual income tax payable